Lines of business - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total fee and other revenue		$ 12,747	$ 13,218	$ 12,794
Net interest revenue (expense)		2,977	3,188	3,611
Total revenue		15,808	16,462	16,392
Provision for credit losses	[1],[2]	336	(25)	(11)
Income from consolidated investment management funds, net of noncontrolling interests		3,617	4,441	4,266
Investment income (loss), net		84	56	(13)
Net income (loss) attributable to noncontrolling interests		9	26	(12)
Investment and Wealth Management
Segment Reporting Information [Line Items]
Income from consolidated investment management funds, net of noncontrolling interests				(1)
Operating segments
Segment Reporting Information [Line Items]
Total fee and other revenue		12,822	13,248	12,792
Net interest revenue (expense)		2,977	3,188	3,611
Total revenue		15,799	16,436	16,403
Provision for credit losses		336	(25)	(11)
Noninterest expense		11,004	10,900	11,210
Income (loss) before income taxes		$ 4,459	$ 5,561	$ 5,204
Pre-tax operating margin		28.00%	34.00%	32.00%
Average assets		$ 413,318	$ 345,955	$ 343,774
Net income (loss) attributable to noncontrolling interests				1
Operating segments | Investment Services
Segment Reporting Information [Line Items]
Total fee and other revenue		9,256	8,926	8,944
Net interest revenue (expense)		2,925	3,126	3,403
Total revenue		12,181	12,052	12,347
Provision for credit losses		315	(16)	1
Noninterest expense		8,170	8,096	8,100
Income (loss) before income taxes		$ 3,696	$ 3,972	$ 4,246
Pre-tax operating margin		30.00%	33.00%	34.00%
Average assets		$ 331,809	$ 267,278	$ 262,889
Operating segments | Investment and Wealth Management
Segment Reporting Information [Line Items]
Total fee and other revenue		3,495	3,485	3,799
Net interest revenue (expense)		197	222	272
Total revenue		3,692	3,707	4,071
Provision for credit losses		20	(1)	3
Noninterest expense		2,701	2,647	2,814
Income (loss) before income taxes		$ 971	$ 1,061	$ 1,254
Pre-tax operating margin		26.00%	29.00%	31.00%
Average assets		$ 30,459	$ 29,479	$ 29,365
Income from consolidated investment management funds, net of noncontrolling interests		75	30	(1)
Investment income (loss), net		84	56	(13)
Net income (loss) attributable to noncontrolling interests		9	26	(12)
Operating segments | Other
Segment Reporting Information [Line Items]
Total fee and other revenue		71	837	49
Net interest revenue (expense)		(145)	(160)	(64)
Total revenue		(74)	677	(15)
Provision for credit losses		1	(8)	(15)
Noninterest expense		133	157	296
Income (loss) before income taxes		(208)	528	(296)
Average assets		$ 51,050	$ 49,198	$ 51,520

[1]	In 2020, we adopted new accounting guidance included in ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[2]	The provision for credit losses for 2020 relates to the financial instruments within the scope of Accounting Standards Update (“ASU”) 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. See Note 2 of the Notes to Consolidated Financial Statements for additional information.